Share capital - Additional information (Details)	6 Months Ended
Jun. 30, 2023 shares vote
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)	1,281,990
Ordinary shares
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)	1,281,990
Voting rights, per share owned | vote	1